Digital Assets (Details) - Schedule of Digital Assets - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Digital Assets [Abstract]
Digital assets held on exchange institutions	$ 126,468,184	$ 41,113,238
Digital assets held on exchange institutions - restricted		5,110,220
Total digital assets held on exchange institutions	$ 126,468,184	$ 46,233,458